Deborah A. Sullivan
Assistant Vice President &
Assistant Counsel

October 30, 2001

VIA EDGAR

Securities and Exchange Commission
OFICS Filer Support
Mail Stop 0-7, SEC Operations Center
6432 General Green Way
Alexandria, VA  22312

         Re:      Oppenheimer Rochester National Municipals
                  (formerly Oppenheimer Florida Municipal Fund)
                  (Series of Oppenheimer Multi-State Municipal Trust)
                  Registration No. 33-30198; File No. 811-5867

To the Securities and Exchange Commission:

         An electronic  ("EDGAR")  filing is hereby being made under Rule 497(e) of the Securities Act of 1933 on behalf of Oppenheimer
Multi-State  Municipal  Trust.  This filing  includes a supplement  dated November 1, 2001 to the  Prospectus and to the Statement of Additional Information
dated November 27, 2000, revised October 1, 2001 of Oppenheimer Rochester National Municipals.

         Any questions regarding this filing should be directed to the undersigned.

                                                              Very truly yours,

                                                              /s/ Deborah A. Sullivan

                                                              Deborah A. Sullivan
                                                              Assistant Vice President &
                                                              Assistant Counsel
                                                              Phone:  732-839-3007
                                                              Fax:  732-839-3698

Attachment

cc:   Mayer, Brown & Platt (Attention: Ronald M. Feiman, Esq.)
      KPMG Peat Marwick LLP (Attention: Ms. Kim Rogers)
      Ms. Gloria LaFond